Pension and Postretirement Benefit Plans and Defined Contribution Plans - Funded Status Recognized in Consolidated Balance Sheets (Detail) - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014
U.S. Qualified Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Noncurrent assets	[1]	$ 0	$ 0
Current liabilities	[2]	0	0
Noncurrent liabilities	[3]	(3,292)	(3,869)
Funded status		(3,292)	(3,869)
U.S. Supplemental (Non-Qualified) Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Noncurrent assets	[1]	0	0
Current liabilities	[2]	(126)	(136)
Noncurrent liabilities	[3]	(1,216)	(1,345)
Funded status		(1,343)	(1,481)
International Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Noncurrent assets	[1]	572	509
Current liabilities	[2]	(25)	(45)
Noncurrent liabilities	[3]	(1,801)	(2,671)
Funded status		(1,255)	(2,208)
Postretirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Noncurrent assets	[1]	0	0
Current liabilities	[2]	(31)	(27)
Noncurrent liabilities	[3]	(1,809)	(2,379)
Funded status		$ (1,841)	$ (2,406)

[1]	Included primarily in Other noncurrent assets.
[2]	Included in Accrued compensation and related items.
[3]	Included in Pension benefit obligations, net and Postretirement benefit obligations, net, as appropriate.